Summary of Significant Accounting Policies - Schedule of Revenue by Major Source (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Revenue by Major Source [Line Items]
Total	¥ 220,028	¥ 128,313	¥ 145,403
Audio production and talent management business [Member]
Schedule of Revenue by Major Source [Line Items]
Revenue	114,987	63,835	120,121
Internet business [Member]
Schedule of Revenue by Major Source [Line Items]
Revenue	91,564	57,442	18,630
Workshop business [Member]
Schedule of Revenue by Major Source [Line Items]
Revenue	4,679	5,054	5,805
Distributions from investments [Member]
Schedule of Revenue by Major Source [Line Items]
Revenue	¥ 8,798	¥ 1,982	¥ 847